Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current liability - workers’ compensation and general liability	$ 339		$ 345
Current liability - medical and dental	310		248
Non-current liability	616		1,100
Total liability	165,024		105,309
Cash and cash equivalents-restricted	$ 63		$ 63
Predecessor [Member]
Current liability - workers’ compensation and general liability		$ 619
Current liability - medical and dental		259
Non-current liability		531
Total liability		119,120
Cash and cash equivalents-restricted		$ 63